RISK MANAGEMENT - Individual evaluation of impairment for other financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instruments
RISK MANAGEMENT
Maximum exposure	$ 28,833,828	$ 29,003,922
Debt instruments | Individually assessed
RISK MANAGEMENT
Maximum exposure	28,833,828	29,003,922
Impairment loss on financial assets	27,923	42,371
Final Exposure	28,805,905	28,961,550
Equity securities
RISK MANAGEMENT
Maximum exposure	480,153	588,207
Impairment loss on financial assets	0	0	$ 0
Equity securities | Individually assessed
RISK MANAGEMENT
Maximum exposure	480,153	588,207
Final Exposure	480,153	588,207
Fair value | Debt instruments | Individually assessed
RISK MANAGEMENT
Maximum exposure	15,036,467	15,571,214
Final Exposure	15,036,467	15,571,213
Amortized cost | Debt instruments | Individually assessed
RISK MANAGEMENT
Maximum exposure	13,797,361	13,432,708
Impairment loss on financial assets	27,923	42,371
Final Exposure	13,769,438	13,390,337
Fair value through profit or loss | Equity securities | Individually assessed
RISK MANAGEMENT
Maximum exposure	85,244	69,426
Final Exposure	85,244	69,426
Fair value through other comprehensive income | Equity securities | Individually assessed
RISK MANAGEMENT
Maximum exposure	394,909	518,781
Final Exposure	$ 394,909	$ 518,781